Balances and Transactions with Related Parties (Details) - Schedule of key officers employed ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Schedule of key officers employed [Abstract]
Salaries	₪ 4,732	$ 1,521	₪ 3,790	₪ 1,399
Short-term employee benefits	1,655	532	824	1,855
Other employees’ benefits	155	50	161	110
Share-based compensation	7,949	2,556	2,125	3,684
Total	₪ 14,491	$ 4,659	₪ 6,900	₪ 7,048
Number of key officers and directors	12	12	13	11